Loans receivable net of credit impairment losses (Details 1) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Credit Impairment Losses As At January 1	¥ 597,870	¥ 478,792
Charge to statement of profit and other comprehensive income	42,420	119,078
Credit Impairment Losses As At December 31	¥ 640,290	¥ 597,870